Cover	Dec. 15, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2022
Entity File Number	001-40107
Entity Registrant Name	TCW Special Purpose Acquisition Corp.
Entity Central Index Key	0001838219
Entity Tax Identification Number	85-4391738
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	865 S. Figueroa St.
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90017
City Area Code	213
Local Phone Number	244-0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	TSPQ.U
Security Exchange Name	NYSE
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	TSPQ
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	TSPQ WS
Security Exchange Name	NYSE